Document and Entity Information Document	Apr. 12, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 12, 2024
Document Period End Date	Apr. 12, 2024
Amendment Flag	false
Entity Registrant Name	Evome Medical Technologies Inc.
Entity Address, Address Line One	49 Natcon Dr
Entity Address, City or Town	Shirley
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	11967
Entity Incorporation, State Country Name	A1
City Area Code	800
Local Phone Number	760-6826
Entity File Number	333-255642
Entity Central Index Key	0001617765
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false